STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
12.	STOCK-BASED COMPENSATION
Equity Incentive Plans
The Company has a single active equity incentive plan, the Rocket Lab 2021 Stock Option and Incentive Plan (the “2021 Plan”), with the objective of attracting and retaining available employees and directors by providing stock-based and other performance-based compensation. The 2021 Plan provides for the grant of equity awards to officers, employees, directors and other key employees as well as service providers which include incentive stock options, non-qualified
stock options, restricted stock awards, unrestricted stock awards, restricted stock units or any combination of the foregoing any of which may be performance based, as determined by the Company’s Compensation Committee. An aggregate of 59,875,000 shares are reserved for the issuance of awards under the 2021 Plan. The number of shares reserved for issuance under the 2021 Plan automatically increases each January 1, beginning on January 1, 2022, by 5% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser amount as determined by the plan administrator. The Company was authorized to issue up to 82,511,081 shares of common stock as equity awards to participants under the 2021 Plan as of March 31, 2022. There were 76,634,747 shares of common stock available for grant as of March 31, 2022.
Prior to the Business Combination, the Company maintained the Rocket Lab 2013 Stock Option and Grant Plan (the “2013 Plan”). The 2013 Plan was terminated in connection with the consummation of the Business Combination, and accordingly, no shares are available for future issuance under the 2013 Plan following the Closing Date. Upon the consummation of the Business Combination, all outstanding stock options under the 2013 Plan, whether vested or unvested, were converted into options to purchase a number of shares of common stock of the Post Combination Company based on the Exchange Ratio, with a corresponding adjustment to the exercise price such that there was no change to the aggregate exercise price for the options. Similarly, upon consummation of the Business Combination, all outstanding restricted stock units under the 2013 Plan, whether vested or unvested, were converted into a number of restricted stock units of the Post Combination Company based on the Exchange Ratio. The 2013 Plan will continue to govern outstanding awards granted thereunder.
Total
 stock-based compensation recorded in the condensed consolidated statements of operations and comprehensive loss during the three months ended March 31, 2022 and 2021 consisted of the following:

	Three Months Ended March 31,
Stock-based compensation	2022	2021
Cost of revenues	$3,335	$299
Research and development	5,026	392
Selling, general and administrative	3,597	399
Total stock-based compensation expense	$11,958	$1,090
Options
Options issued to all optionees under the 2013 Plan vest over four years from the date of issuance (or earlier vesting start date, as determined by the board of directors) as follows: 25% on the first anniversary of date of grant and the remaining vest monthly over the remaining vesting term.
As of March 31, 2022, total estimated unrecognized stock compensation expense related to unvested options granted under the 2013 Plan was $826, which is expected to be recognized over the next year.

Restricted Stock Units
During the three months ended March 31, 2022 and 2021, the Company granted 4,197,879 and 2,016,891 restricted stock units, respectively, to certain key employees pursuant to the 2013 Plan and 2021 Plan. Performance-based restricted stock units granted in 2021 are subject to both a time-based service vesting condition and a performance-based vesting condition, both of which must be satisfied before the restricted stock units will be deemed vested. The time-based service vesting condition is generally satisfied over a period of approximately four years as the employees provide service. The performance-based vesting condition is only satisfied upon a sale event (e.g., (i) liquidation of the Company, (ii) sale of all or substantially all of the assets of the Company, (iii) a merger, reorganization or consolidation pursuant to which the holders of the Company’s outstanding voting power immediately prior to such transaction do not own a majority of the outstanding voting power of the surviving or resulting entity) or the Company’s initial public offering. The performance-based vesting condition had the performance condition satisfied and are now vesting solely based on time.
As of March 31, 2021, the Company believed it was not probable that the performance condition for the performance-based restricted stock units would be satisfied as such events which would satisfy the performance condition are generally not deemed probable until the event occurs. Accordingly, the Company did not recognize any stock-based compensation expense during the three months ended March 31, 2021, for these awards.
As of March 31, 2022, the total unrecognized compensation expense related to unvested performance-based restricted stock units granted under the 2013 Plan and 2021 Plan was $74,851 and will be recognized upon vesting.
2021 Employee Stock Purchase Plan
In August 2021, the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) was approved to reserve 9,980,000 shares of common stock for issuance for awards in accordance with the terms of the 2021 ESPP. In addition
, the number of shares reserved for issuance will ultimately increase on January 1 of each year from 2022 to 2031 by the lesser of (i)
9,980,000
shares of common stock, (ii)
1
% of the number of shares of common stock outstanding as of the close of business on the immediately preceding December 31 or (iii) the number of common stock shares as determined by our board of directors. The purpose of the 2021 ESPP is to enable eligible employees to use payroll deductions to purchase shares of common stock and thereby acquire an interest in the Company. Eligible employees are offered shares through a
12-month
offering period, which consists of two consecutive
6-month
purchase periods. Employees may purchase a limited amount of shares of our stock at a discount of up to
15
% of the lesser of the fair market value at the beginning of the offering period or the end of each
6-month
purchase period. No shares were issued under the 2021 ESPP during the year ended March 31, 2022. As of March 31, 2022,
14,490,480
shares remain available for issuance under the 2021 ESPP. Total ESPP stock-based compensation recorded in the condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2022 was $
768
.

13.	STOCK-BASED COMPENSATION
Equity Incentive Plans
The Company has a single active equity incentive plan, the Rocket Lab 2021 Stock Option and Incentive Plan (the “2021 Plan”), with the objective of attracting and retaining available employees and directors by providing stock-based and other performance-based compensation. The 2021 Plan provides for the grant of equity awards to officers, employees, directors and other key employees as well as service providers which include incentive stock options, non-qualified
stock options, restricted stock awards, unrestricted stock awards, restricted stock units or any combination of the foregoing any of which may be performance based, as determined by the Company’s Compensation Committee. An aggregate of 59,875,000 shares are reserved for the issuance of awards under the 2021 Plan. The number of shares reserved for issuance under the 2021 Plan automatically increases each January 1, beginning on January 1, 2022, by 5% of the outstanding number of shares of common stock on the immediately preceding December 31, or such lesser amount as determined by the plan administrator. The Company was authorized to issue up to 60,206,872 shares of common stock as equity awards to participants under the 2021 Plan as of December 31, 2021. There were 57,901,558 shares of common stock available for grant as of December 31, 2021.
Prior to the Business Combination, the Company maintained the Rocket Lab 2013 Stock Option and Grant Plan (the “2013 Plan”). The 2013 Plan was terminated in connection with the consummation of the Business Combination, and accordingly, no shares are available for future issuance under the 2013 Plan following the Closing Date. Upon the consummation of the Business Combination, all outstanding stock options under the
2013 Plan, whether vested or unvested, were converted into options to purchase a number of shares of common stock of the Post Combination Company based on the Exchange Ratio, with a corresponding adjustment to the exercise price such that there was no change to the aggregate exercise price for the options. Similarly, upon consummation of the Business Combination, all outstanding restricted stock units under the 2013 Plan, whether vested or unvested, were converted into a number of restricted stock units of the Post Combination Company based on the Exchange Ratio. The 2013 Plan will continue to govern outstanding awards granted thereunder.
Total stock-based compensation recorded in the consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 consisted of the following:

	Years Ended December 31,
	2021	2020
Cost of revenues	$10,996	$1,400
Research and development	9,973	1,183
Selling, general and administrative	11,588	1,635

Total stock-based compensation expense	$32,557	$4,218

Options
Options issued to all optionees under the 2013 Plan vest over four years from the date of issuance (or earlier vesting start date, as determined by the board of directors) as follows: 25% on the first anniversary of date of grant and the remaining vest monthly over the remaining vesting term.
The following summarizes the stock option activity of the 2013 Plan for the years ended December 31, 2021 and 2020:

	Options to Purchase Common Stock	Weighted- Average Exercise Price per Share	Weighted- Average Grant Date Fair Value per Share	Weighted- Average Remaining Contract Life (In Years)	Aggregate Intrinsic Value
Outstanding — at January 1, 2020	27,263,775	$0.97	$0.50	7.95	$11,941
Granted	90,597	1.41	0.78
Exercised	(2,771,051)	0.36		3.21	2,565
Forfeited	(1,508,243)	1.26
Expired	(986,352)	1.05

Outstanding — at December 31, 2020	22,088,726	$1.03	$0.53	7.12	$85,853
Granted	—	—	—	—	—
Exercised	(3,708,786)	1.00	0.51	4.32	41,822
Forfeited	(857,579)	1.21	0.60	0.01	9,131
Expired	(177,033)	1.16	0.31	—	1,969

Outstanding — at December 31, 2021	17,345,328	$1.03	$0.54	6.03	$195,111

Options vested and exercisable — at December 31, 2021	15,112,440	$1.01	$0.52	5.90	$170,320
Options vested and exercisable — at December 31, 2020	14,739,214	$0.97	$0.49	6.83	$57,660

The following
weighted-average
assumptions were used in the Black-Sholes option-pricing model calculation for stock options granted for the years ended December 31, 2021 and 2020:

	2021	2020
Fair value per share of common stock	$—	$1.41
Expected volatility	—%	60.0%
Risk-free interest rate	—%	0.6%
Expected life (years)	—	6.25
Dividend rate	None	None
As of December 31, 2021, total estimated unrecognized stock compensation expense related to unvested options granted under the 2013 Plan was $1,331, which is expected to be recognized over the next 0.8 years.
Performance-based Restricted Stock Units
—During the years ended December 31, 2021 and 2020, the Company granted 6,542,426 and 5,954,309 performance-based restricted stock units, respectively, to certain key employees pursuant to the 2013 Plan and 2021 Plan. Performance-based restricted stock units granted in 2021 and 2020 are subject to both a time-based
service vesting condition and a performance-based vesting condition, both of which must be satisfied before the restricted stock units will be deemed vested. The time-based service vesting condition is generally satisfied over a period of approximately four years as the employees provide service. The performance-based vesting condition is only satisfied upon a sale event (e.g., (i) liquidation of the Company, (ii) sale of all or substantially all of the assets of the Company, (iii) a merger, reorganization or consolidation pursuant to which the holders of the Company’s outstanding voting power immediately prior to such transaction do not own a majority of the outstanding voting power of the surviving or resulting entity) or the Company’s initial public offering.
As of December 31, 2020, the Company believed it is not probable that the performance condition for the performance-based restricted stock units will be satisfied as such events which would satisfy the performance condition are generally not deemed probable until the event occurs. Accordingly, the Company did not recognize any stock-based compensation expense during the year ended December 31, 2020, for these awards.
Upon consummation of the Business Combination, it became probable that the performance condition for the performance-based
restricted stock units would be satisfied. Accordingly, the Company recognized $26,987 of stock-based
compensation expense related to these awards during the year ended December 31, 2021. As of December 31, 2021, the total unrecognized compensation expense related to unvested performance-based restricted stock units granted under the 2013 Plan and 2021 Plan was $49,081 and will be recognized upon vesting.
The following summarizes the performance-based restricted stock unit activity of the Plan for the years ended December 31,
2021
and 2020:

	Number of Units	Weighted- Average Grant Date Fair Value
Outstanding — at January 1, 2020	6,818,453	$1.41
Granted	5,954,361	1.25
Forfeited	(941,759)	1.40

Outstanding — at December 31, 2020	11,831,055	1.33
Granted	6,542,426	9.68
Forfeited	(1,426,559)	2.10

Outstanding — at December 31, 2021	16,946,922	$4.49

Units expected to vest — at December 31, 2021	16,946,922	$4.49
Units expected to vest — at December 31, 2020	—	$—
Management Redemption
In connection with the Business Combination, the Company modified 498,177 shares of common stock and vested options to purchase 558,769 shares of common stock held by certain members of management and obtained through stock-based compensation arrangements to provide for cash redemption, which resulted in a change from equity to liability classification for these shares and options. The Company redeemed these shares and options on August 25, 2021 for $10,000. The Company recognized the redemption amount in excess of the amounts previously recognized within additional paid-in capital for these awards as stock-based compensation expense. This resulted in the recognition of $9,642 of compensation expense associated with the redemption and an adjustment of approximately $359 to additional paid-in capital for stock compensation previously recognized related to these awards. In addition, on August 25, 2021, the Company redeemed 2,989,088 shares of common stock held by management for $30,000 as an adjustment to additional paid-in
capital.
2021 Employee Stock Purchase Plan
In August 2021, the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) was approved to reserve 9,980,000 shares of common stock for issuance for awards in accordance with the terms of the 2021 ESPP. In addition, the number of shares reserved for issuance will ultimately increase on January 1 of each year from 2022 to 2031 by the lesser of (i) 9,980,000 shares of common stock, (ii) 1% of the number of shares of common stock outstanding as of the close of business on the immediately preceding December 31 or (iii) the number of common stock shares as determined by the Board. The purpose of the 2021 ESPP is to enable eligible employees to use payroll deductions to purchase shares of common stock and thereby acquire an interest in the Company. Eligible employees are offered shares through a 12-month offering period, which consists of two consecutive
6-month
purchase periods. Employees may purchase a limited amount of shares of our stock at a discount of up to 15% of the lesser of the fair market value at the beginning of the offering period or the end of each
6-month
purchase period. No shares were issued under the 2021 ESPP during the year ended December 31, 2021. As of December 31, 2021, 9,980,000 shares remain available for issuance under the 2021 ESPP. Total ESPP stock-based compensation recorded in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021 was $338.